Earnings/(loss) per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings/(loss) per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2020	2019	2018

Net income/(loss)	$(134,197)	$(10,535)	$16,580
Less dividends on series B preferred shares	(5,769)	(5,769)	(5,769)
Net income/(loss) attributed to common stockholders	$(139,966)	$(16,304)	$10,811

Weighted average number of common shares, basic	86,143,556	95,191,116	103,736,742
Incremental shares	-	-	979,141
Weighted average number of common shares, diluted	86,143,556	95,191,116	104,715,883

Earnings/(loss) per share, basic and diluted	$(1.62)	$(0.17)	$0.10